--------------------------------------------------------------------------------

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Meeder
     Advisor Funds


     Capital Fund
     Opportunity Fund

     2002 Annual Report

     December 31, 2002


                                Meeder
                                     Advisor Funds
                                     6000 Memorial Drive, P.O. Box 7177
                                     Dublin, Ohio 43017 Toll Free 800-494-3539

                                     Distributed by Adiser Dealer Services, Inc.

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

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Meeder
     Advisor Funds

CAPITAL FUND

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PERFORMANCE PERSPECTIVE

Total Returns                                                              Since
as of December 31, 2002                                               Inception1
--------------------------------------------------------------------------------
Capital Fund (Before sales charges)                                      -17.58%
--------------------------------------------------------------------------------
Capital Fund (After sales charges2)                                      -22.32%
--------------------------------------------------------------------------------
S&P 500 Index                                                            -17.30%
--------------------------------------------------------------------------------
Lipper Multi-Cap Core Funds Index                                        -18.19%
--------------------------------------------------------------------------------
1  Inception Date: 4/30/02.
2  Reflects the deduction of 5.75% sales charge.
Source for index data: Morningstar, Inc. Source for average fund data: Lipper, Inc.

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ANNUAL MARKET PERSPECTIVE

The Capital Fund declined 17.58% before sales charges in the eight months from its inception on April 30, 2002 to December 31, 2002. The Fund slightly underperformed its broad-based index, the S&P 500 Index, which fell 17.30% over the same period.

Following the accounting scandals at Enron and WorldCom, investors began to demand a greater risk premium for holding equities, which led share prices sharply lower in the early summer. Market weakness was exacerbated by concerns that the US might slip into a second recession in as many years, while increasing tensions in the Middle East further weighed on investor sentiment. This slump in the market was unexpected and particularly surprising in its magnitude.

The fall appeared to be a short term correction, as the equity market staged a recovery in July and August. However, this proved short lived, as a series of disappointing economic data and weak business investment activity renewed fears of a slowdown in the pace of US economic growth, which forced the market down to a five-year low in early October. After a brief rally in late October and November, the stock market began to drift lower towards year end, as fears of an imminent war in Iraq deterred investors from equities.

Given the significant uncertainties facing the equity market, the Fund adopted relatively defensive sector positions. This policy generally supported relative returns in the spring and summer months, but resulted in returns lagging the benchmark in October and November as selected technology-related stocks outperformed. The Fund is likely to maintain its defensive bias, at least until the uncertainty in the Middle East is resolved, when the market should be able to make a more broadly based recovery.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. All performance figures represent total returns for the periods ended 12/31/02, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of the Capital Fund during the periods shown above.

The S&P 500 Index is a widely recognized unmanaged index of common stock prices. An index of funds such as the Lipper Multi-Cap Core Funds Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy. Past performance of an index does not guarantee future results. It is not possible to invest directly in an index.

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1  Capital Fund | 2002 Annual Report                           December 31, 2002

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Meeder
     Advisor Funds

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RESULTS OF A $10,000 INVESTMENT

[GRAPHIC OMITTED]

                Capital Fund     Capital Fund    S&P 500 Index   Lipper MultiCap
Date                            after sales chgs                Core Funds Index
4/30/02          $   10,000       $    9,425       $10,000.00       $10,000.00
5/31/02          $    9,990       $    9,416       $ 9,926.50       $ 9,893.03
6/30/02          $    9,230       $    8,699       $ 9,219.73       $ 9,141.07
7/31/02          $    8,500       $    8,011       $ 8,501.24       $ 8,420.17
8/31/02          $    8,580       $    8,087       $ 8,556.84       $ 8,473.44
9/30/02          $    7,790       $    7,342       $ 7,627.82       $ 7,694.20
10/31/02         $    8,370       $    7,889       $ 8,298.38       $ 8,181.36
11/30/02         $    8,670       $    8,171       $ 8,786.33       $ 8,679.58
12/31/02         $    8,242       $    7,768       $ 8,270.40       $ 8,180.85
--------------------------------------------------------------------------------

The chart compares the Capital Fund's shares to the S&P 500 Index, the Fund's broad-based benchmark index, and to the Lipper Multi-Cap Core Funds Index. It is intended to give you a general idea of how the Fund performed compared to these benchmarks over the period from April 30, 2002 to December 31, 2002.

It is important to understand differences between your Fund and these indices. An index measures performance of a hypothetical portfolio. A market index such as the S&P 500 Index is not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. An index of funds such as the Lipper Multi-Cap Core Funds Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy. For a description of the broad based index referred to on this page, please refer to the preceding page. Past performance does not guarantee future results.

The graph above and the performance table on the preceding page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

--------------------------------------------------------------------------------
Capital Fund | 2002 Annual Report                           December 31, 2002  2

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Meeder
     Advisor Funds

OPPORTUNITY FUND

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PERFORMANCE PERSPECTIVE

Total Returns                                                              Since
as of December 31, 2002                                               Inception1
--------------------------------------------------------------------------------
Opportunity Fund (Before sales charges)                                  -20.91%
--------------------------------------------------------------------------------
Opportunity Fund (After sales charges2)                                  -25.46%
--------------------------------------------------------------------------------
S&P 500 Index                                                            -17.30%
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Lipper Multi-Cap Value Funds Index                                       -17.08%
--------------------------------------------------------------------------------
1   Inception Date: 4/30/02.
2  Reflects the deduction of 5.75% sales charge.
Source for index data: Morningstar, Inc. Source for average fund data: Lipper, Inc.

--------------------------------------------------------------------------------
ANNUAL MARKET PERSPECTIVE

The Opportunity Fund declined 20.91% before sales charges in the eight months from the Fund's inception on April 30, 2002 to December 31, 2002. The Fund underperformed its broad-based index, the S&P 500 Index, which fell 17.30% over the same period.

The accounting scandals at Enron and WorldCom changed investors' perception of equity markets and they began to demand a greater risk premium for holding equities, which led share prices sharply lower in the early summer. Concerns that the US might slip into a second recession in as many years exacerbated market weakness in this period, while increasing tensions in the Middle East further weighed on investor sentiment.

Equities staged a recovery in July and August, suggesting the market might finally break out of its long bear phase, but the downward trend was quickly resumed. The market slumped to a five year low in early October, as a series of disappointing economic data and weak business investment activity renewed fears of a slowdown in the pace of US economic growth. Consumer confidence data, which sunk towards a nine year low, did nothing to cheer the market.

After a brief respite in October and November, when the market was boosted by a half percent cut in US interest rates, shares drifted lower again in December, as fears of an imminent war in Iraq deterred investors from equities.

The portfolio places significant emphasis on valuation and acceleration and fund returns lagged the benchmark, particularly during October and November, as both valuation and acceleration oriented stock selection criteria performed poorly. We believe the fund remains well positioned to benefit from the expected recovery in the equity market, once the situation in Iraq is resolved and the global economic recovery takes a more solid footing.

PAST PERFORMANCE IS NOT A GUARANTEE OF FUTURE RESULTS. All performance figures represent total returns for the periods ended 12/31/02, and assume reinvestment of all dividend and capital gain distributions. The investment return and principal value of an investment will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost. Expenses were waived and/or reimbursed in order to reduce the operating expenses of the Opportunity Fund during the periods shown above.

The S&P 500 Index is a widely recognized unmanaged index of common stock prices. An index of funds such as the Lipper Multi-Cap Value Funds Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy. Past performance of an index does not guarantee future results. It is not possible to invest directly in an index.

--------------------------------------------------------------------------------
3  Capital Fund | 2002 Annual Report                           December 31, 2002

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Meeder
     Advisor Funds

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RESULTS OF A $10,000 INVESTMENT

[GRAPHIC OMITTED]

                                 Opportunity
                 Opportunity      Fund after        S&P 500     Lipper MultiCap
Date                Fund        sales charges        Index     Value Funds Index
4/30/02          $   10,000       $    9,425       $10,000.00       $10,000.00
5/31/02          $    9,770       $    9,208       $ 9,926.50       $ 9,947.18
6/30/02          $    9,140       $    8,614       $ 9,219.73       $ 9,226.00
7/31/02          $    8,350       $    7,870       $ 8,501.24       $ 8,460.14
8/31/02          $    8,350       $    7,870       $ 8,556.84       $ 8,594.79
9/30/02          $    7,580       $    7,144       $ 7,627.82       $ 7,663.01
10/31/02         $    7,950       $    7,493       $ 8,298.38       $ 8,073.28
11/30/02         $    8,100       $    7,634       $ 8,786.33       $ 8,674.58
12/31/02         $    7,909       $    7,454       $ 8,270.40       $ 8,291.67


The chart compares the Opportunity Fund's shares to the S&P 500 Index, the Fund's broad-based benchmark index, and to the Lipper Multi-Cap Value Funds
Index. It is intended to give you a general idea of how the Fund performed compared to these benchmarks over the period from April 30, 2002 to December 31, 2002.

It is important to understand differences between your Fund and these indices. An index measures performance of a hypothetical portfolio. A market index such as the S&P 500 Index is not managed, incurring no sales charges, expenses, or fees. If you could buy all the securities that make up a market index, you would incur expenses that would affect your investment's return. An index of funds such as the Lipper Multi-Cap Value Funds Index includes a number of mutual funds grouped by investment objective. Each of those funds interprets that objective differently, and each employs a different management style and investment strategy. For a description of the indices referred to on this page, please refer to the preceding page. Past performance does not guarantee future results.

The graph above and the performance table on the preceding page do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

--------------------------------------------------------------------------------
Capital Fund | 2002 Annual Report                           December 31, 2002  4

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                        MEEDER ADVISOR FUNDS CAPITAL FUND
                        ---------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

--------------------------------------------------------------------------------
Common Stocks - 97.8%
--------------------------------------------------------------------------------

CAPITAL GOODS, MATERIALS & SERVICES - 12.9%
Air Products & Chemicals, Inc.                              550          23,512
Barrick Gold Corp.                                        1,300          20,033
BJ Services Co. #                                         1,600          51,696
Carnival Corp.                                            2,300          57,385
Comcast Corp. #                                           2,530          59,632
Crown Cork & Seal, Inc. #                                24,430         194,218
Fox Entertainment Group, Inc. #                           1,800          46,674
Ecolab, Inc.                                              1,700          84,150
Halliburton Co.                                           2,650          49,581
International Paper Co.                                   1,330          46,510
Imation Corp. #                                           3,900         136,812
Newmont Mining Corp.                                      1,925          55,883
Omnicom Group, Inc.                                       1,700         109,820
Service Corp. International #                            11,100          36,852
Varco International #                                     1,300          22,620
Worthington Industries, Inc.                              3,000          45,720
Zebra Technology Corp. #                                    362          20,742
                                                                   ------------
                                                                      1,061,840
                                                                   ------------

CONSUMER DURABLE GOODS - 5.5%
Autozone, Inc. #                                          1,222          86,334
General Electric Co.                                      6,578         160,174
J.C. Penney Company, Inc.                                 1,800          41,418
Wal-Mart Stores, Inc.                                     3,306         166,986
                                                                   ------------
                                                                        454,912
                                                                   ------------

CONSUMER NON-DURABLE GOODS - 10.2%
Alberto-Culver Co.                                        1,100          55,440
Altria Group, Inc.                                        1,173          47,542
Anheuser-Busch Cos., Inc.                                 2,386         115,482
Apollo Group, Inc. - Class A #                              850          37,400
Avon Products, Inc.                                       2,697         145,287
Dial Corp.                                                2,550          51,944
Hershey Food Corp.                                          850          57,324
Kimberly Clark Corp.                                        400          18,988
Mattel, Inc.                                              4,403          84,318
Monsanto Cos                                              2,500          48,125
Pepsico, Inc.                                             1,033          43,613
Procter & Gamble Co.                                        972          83,534
Reebok International Co. #                                1,785          52,479
                                                                   ------------
                                                                        841,476
                                                                   ------------

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                        MEEDER ADVISOR FUNDS CAPITAL FUND
                        ---------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

ENERGY - 7.6%
Anadarko Petroleum Corp.                                    800          38,320
Baker Hughes, Inc.                                        1,650          53,113
ConocoPhillips                                              975          47,180
Cooper Cameron Corp. #                                      800          39,856
Ensco International, Inc.                                 2,150          63,317
Exxon Mobil Corp.                                         5,551         193,952
FMC Technologies, Inc.                                    4,799          98,043
Transocean, Inc.                                            850          19,720
USX Marathon Oil Corp.                                    3,190          67,915
                                                                   ------------
                                                                        621,416
                                                                   ------------

FINANCE - 15.7%
ACE Ltd.                                                  1,509          44,274
Allstate Corp.                                            1,335          49,381
American International Group, Inc.                        1,779         102,915
Bank America Corp.                                        3,023         210,310
Bear Stearns Co.                                          1,000          59,400
Citigroup, Inc.                                           4,925         173,311
Federal Home Loan Mortgage Corp.                          1,035          61,117
Federal National Mortgage Assoc                             518          33,323
Fidelity National Financial, Inc.                         1,550          50,887
Golden West Financial Corp.                                 550          39,496
Goldman Sachs Group, Inc.                                   400          27,240
Merrill Lynch & Co.                                       1,000          37,950
New York Community Bancorp, Inc.                          1,142          32,981
Prudential Financial, Inc.                                2,494          79,160
Sovereign Bancorp, Inc. #                                 7,953         111,740
U.S. Bancorp                                              4,587          97,336
Wells Fargo & Co.                                         1,734          81,273
                                                                   ------------
                                                                      1,292,094
                                                                   ------------

HEALTH - 17.8%
Abbot Labs, Inc.                                          1,087          43,480
Alcon, Inc. #                                             1,600          63,120
AMGEN, Inc. #                                               850          41,089
BIOMET, Inc.                                              1,250          35,825
Boston Scientific Corp. #                                   550          23,386
Charles River Labs, Inc. #                                2,000          76,960
Covance, Inc. #                                           1,015          24,959
Davita, Inc. #                                            1,150          28,371
Forrest Labs, Inc. #                                        650          63,843
Health Net, Inc. #                                          834          22,017
Johnson & Johnson                                         2,266         121,706
Lilly, Eli & Co.                                          1,300          82,550
Lincare Holdings, Inc. #                                  2,100          66,402
Medtronic, Inc.                                             500          22,800

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                        MEEDER ADVISOR FUNDS CAPITAL FUND
                        ---------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

Merck & Co., Inc.                                         2,850         161,339
Noven Phamaceuticals, Inc. #                              7,663          70,729
Oxford Health Plans, Inc. #                               1,205          43,922
Pfizer, Inc.                                              8,156         249,330
Pharmacia Corp.                                           1,409          58,896
Quest Diagnositcs, Inc. #                                   750          42,675
Shering Plough Corp.                                      1,900          42,180
United Health Group, Inc.                                   394          32,899
Zimmer Holdings, Inc. #                                   1,150          47,748
                                                                   ------------
                                                                      1,466,226
                                                                   ------------

TECHNOLOGY - 23.6%
3M Co.                                                    1,797         221,570
Amazon.com, Inc. #                                        1,850          34,947
Cisco Systems, Inc. #                                     5,300          69,430
Cognizant Technology Solutions Corp.                      1,600         115,568
CTI Molecular Imaging, Inc. #                             1,450          35,757
Dell Computer Corp.                                       6,400         171,136
EBay, Inc. #                                              1,518         102,951
Electronic Arts, Inc. #                                     352          17,519
First Data Corp.                                          3,074         108,850
Fiserv, Inc. #                                            1,937          65,761
International Business Machines Corp.                       950          73,625
Intel Corp.                                               3,162          49,232
Integrated Circuit Systems, Inc. #                        1,440          26,280
Intuit, Inc. #                                            2,413         113,218
L-3 Communications Holdings, Inc. #                         450          20,210
Marvel Technology Group, Ltd. #                           1,415          26,687
Microsoft Corp. #                                         7,381         381,598
Nextel Communication, Inc. #                              4,557          52,633
Oracle Corp. #                                            7,750          83,700
Qualcom, Inc. #                                           1,500          54,585
Titan Corp. #                                             3,800          39,520
Tyco International, Inc.                                  4,800          81,984
                                                                   ------------
                                                                      1,946,761
                                                                   ------------

TRANSPORTATION - 0.5%
Yellow Corp. #                                            1,700          42,825
                                                                   ------------

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                        MEEDER ADVISOR FUNDS CAPITAL FUND
                        ---------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

UTILITIES - 4.0%
AT&T Corp.                                                1,410          36,815
NiSource, Inc.                                            2,467          49,340
PG&E Corp. #                                              2,400          33,360
SBC Communications, Inc.                                  1,450          39,310
Southern Co.                                                750          21,293
Verizon Communications, Inc.                              2,700         104,625
Wisconsin Energy Co.                                      1,900          47,880
                                                                   ------------
                                                                        332,623
                                                                   ------------

                                                                   ------------
Total Common Stocks                            (Cost $8,387,295)      8,060,173
                                                                   ------------

--------------------------------------------------------------------------------
Money Market Registered Investment Companies - 2.3%
--------------------------------------------------------------------------------

Fist American Treasury Obligation Fund                  189,701         189,701
                                                                   ------------
Total Money Market Registered
Investment Companies                             (Cost $189,701)        189,701
                                                                   ------------

                                                                   ------------
Total Investments - 100.1%                     (Cost $8,576,996)      8,249,874
                                                                   ------------

Liabilities less Other Assets - (0.1%)                                   (5,528)

                                                                   ------------
Total Net Assets - 100.0%                                             8,244,346
                                                                   ------------

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Trustee Deferred Compensation*
--------------------------------------------------------------------------------

The Flex-funds Highlands Growth Fund                         60             699
The Flex-funds Muirfield Fund                               130             489
The Flex-funds Total Return Utilities Fund                   38             481
Meeder Advisor International Equity Fund                     58             484
                                                                   ------------
Total Trustee Deferred Compensation                (Cost $2,205)          2,153
                                                                   ------------

     # Represents non-income producing securities.

     * Assets of affiliates to the Capital Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                      MEEDER ADVISOR FUNDS OPPORTUNITY FUND
                      -------------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

--------------------------------------------------------------------------------
Common Stocks - 97.8%
--------------------------------------------------------------------------------

CAPITAL GOODS, MATERIALS & SERVICES - 11.6%
Boeing Co.                                                1,680          55,423
Comcast Corp. - Class A #                                 2,490          58,689
Dana Corp.                                                1,650          19,404
Deere & Co.                                                 900          41,265
Eastman Chemical Co.                                        500          18,385
Georgia Pacific Corp.                                     3,600          58,176
Halliburton Co.                                           4,200          78,582
H.B. Fuller Co.                                           1,550          40,114
Hercules, Inc. #                                          2,250          19,800
Hewitt Associates, Inc. - Class A #                       1,200          38,028
International Paper, Inc.                                   610          21,332
ITT Educational Services, Inc. #                          3,780          89,019
Moore Ltd. #                                              4,000          36,400
Newmont Mining Corp.                                      2,370          68,801
NL Industries, Inc.                                       1,200          20,400
Nucor Corp.                                                 900          37,170
Republic Services Co. #                                     990          20,770
Shaw Group, Inc. #                                        1,300          21,385
Waste Management, Inc.                                    1,620          37,130
Worthington Industries, Inc.                              5,300          80,772
Zebra Technology Corp. #                                  1,050          60,165
                                                                   ------------
                                                                        921,210
                                                                   ------------

CONSUMER DURABLE GOODS - 3.3%
Black & Decker Corp.                                        950          40,746
Cooper Tire & Rubber Co.                                  1,300          19,942
Crown Cork & Seal Company, Inc. #                         4,530          36,013
Eastman Kodak, Inc.                                         700          24,528
General Motors Corp.                                      1,550          57,133
Oshkosh Truck Corp.                                         700          43,050
Snap-On, Inc.                                               650          18,272
Vectren Corp.                                               900          20,700
                                                                   ------------
                                                                        260,384
                                                                   ------------

CONSUMER NON-DURABLE GOODS - 9.2%
Anheuser-Busch Cos., Inc.                                   400          19,360
Altria Group, Inc.                                          950          38,504
Autozone, Inc. #                                            290          20,489
Big Lots, Inc. #                                          3,780          50,009
Bunge Limited                                             1,620          38,977
ConAgra Foods, Inc.                                       1,550          38,765
Dillard Department Stores                                 2,360          37,430
Fortune Brands, Inc.                                      1,630          75,811
Fresh Del Monte Produce, Inc.                             4,030          76,207
J.C. Penney Co., Inc.                                     1,728          39,761
La-Z-Boy, Inc.                                            1,680          40,286
Reebok International, Ltd. #                              5,060         148,764
Rent-A-Center, Inc. #                                       850          42,458
Ross Stores, Inc.                                           450          19,076
VF Corp.                                                  1,210          43,621
                                                                   ------------
                                                                        729,518
                                                                   ------------

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                      MEEDER ADVISOR FUNDS OPPORTUNITY FUND
                      -------------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

ENERGY - 13.4%
Amerada Hess Corp.                                        1,400          77,070
ChevronTexaco Corp.                                         860          57,173
ConocoPhillips                                            3,342         161,719
Exxon Mobil Corp.                                        11,450         400,062
FMC Technologies, Inc. #                                  1,050          21,452
Occidental Peteroleum Corp.                               4,750         135,138
Oneok, Inc.                                               3,310          63,552
Transocean, Inc.                                          2,480          57,536
UGI Corp.                                                   500          18,695
XTO Energy, Inc.                                          2,770          68,419
                                                                   ------------
                                                                      1,060,816
                                                                   ------------

FINANCE - 33.6%
AFLAC, Inc.                                               1,300          39,156
Allstate Corp.                                            3,370         124,656
AMBAC Financial Group, Inc.                               2,100         118,104
Bank of America Corp.                                     5,250         365,243
Bear Stearns Co.                                          2,000         118,800
Citigroup, Inc.                                           9,980         351,196
Federal Home Loan Mortgage Corp.                          1,140          67,317
Federal National Mortgage Assoc                           5,530         355,745
Fidelity National Finacial, Inc.                          2,780          91,267
FleetBoston Financial Corp.                               3,510          85,293
Greenpoint Financial Corp.                                1,400          63,252
Indymac Bancorp, Inc. #                                   1,100          20,339
Morgan Stanley Dean Witter & Co.                          1,050          41,916
National City Corp.                                       3,470          94,800
Progressive Corp.                                         1,470          72,956
Prudential Financial, Inc.                                  600          19,044
Republic Bancorp, Inc.                                    1,800          21,186
Ryder Systems, Inc.                                       1,800          40,392
SLM Holding Corp.                                           510          52,969
Sovereign Bancorp, Inc.                                   1,500          21,075
Stancorp Financial Group, Inc.                            3,030         148,016
UnumProvident Corp.                                       2,400          42,096
Washington Mutual, Inc.                                   2,520          87,015
Wells Fargo & Company                                     4,540         212,790
                                                                   ------------
                                                                      2,654,623
                                                                   ------------

HEALTH - 3.4%
Anthem, Inc. #                                              580          36,482
Hillenbrand Co.                                             780          37,681
Humana, Inc. #                                            3,900          39,000
Merck & Co., Inc.                                           770          43,590
Myan Laboratories, Inc.                                     680          23,732
Pharmacia Corp.                                             950          39,710
Steris Corp. #                                              950          23,037
Triad Hospital, Inc. #                                      740          22,074
                                                                   ------------
                                                                        265,306
                                                                   ------------

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                      MEEDER ADVISOR FUNDS OPPORTUNITY FUND
                      -------------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

TECHNOLOGY - 14.5%
3M Co.                                                    1,180         145,494
Alliant Techsystems, Inc. #                                 300          18,705
AOL Time Warner, Inc.                                     5,930          77,683
Belo Corp.                                                2,630          56,071
Commonwealth Telephone Enterprises, Inc. #                2,180          78,131
Convergys Corp. #                                         1,200          18,180
Dell Computer Corp. #                                     2,790          74,605
Dionex Corp. #                                              700          20,769
First Data Corp.                                          2,850         100,919
Fisher Scientific International, Inc. #                   4,100         123,328
General Dynamics Corp.                                      740          58,734
Honeywell International, Inc.                             1,680          40,320
Intel Corp.                                               1,100          17,127
International Business Machines, Inc.                     1,030          79,825
Northrup Grumman Corp.                                      614          59,585
Textron, Inc.                                               500          21,495
Tyco International                                        3,720          63,537
United Technologies Corp.                                   930          57,604
Vishay Intertechnology, Inc. #                            3,400          38,012
                                                                   ------------
                                                                      1,150,124
                                                                   ------------

TRANSPORTATION - 1.1%
FedEx Corp.                                                 440          23,857
Union Pacific Corp.                                       1,050          62,864
                                                                   ------------
                                                                         86,721
                                                                   ------------

UTILITIES - 7.7%
AT&T Corp.                                                1,930          50,392
Entergy Corp.                                             2,690         122,637
Exelon Corp.                                                400          21,108
SBC Communications, Inc.                                  3,300          89,463
Sprint Corp.                                              1,600          23,168
Verizon Communications, Inc.                              6,060         234,826
Wisconsin Energy Co.                                      2,600          65,520
                                                                   ------------
                                                                        607,114
                                                                   ------------

                                                                   ------------
Total Common Stocks                            (Cost $7,925,711)      7,735,817
                                                                   ------------

--------------------------------------------------------------------------------
Money Market Registered Investment Companies - 2.4%
--------------------------------------------------------------------------------

First American Treasury Obligation Fund                 192,145         192,145
                                                                   ------------

Total Money Market Registered                                      ------------
Investment Companies                             (Cost $192,145)        192,145
                                                                   ------------

                                                                   ------------
Total Investments - 100.2%                     (Cost $8,117,856)      7,927,962
                                                                   ------------

Liabilities less Other Assets - (-0.2%)                                 (19,507)

                                                                   ------------
Total Net Assets - 100.0%                                             7,908,455
                                                                   ------------

SCHEDULE OF PORTFOLIO INVESTMENTS
DECEMBER 31, 2002
================================================================================

                      MEEDER ADVISOR FUNDS OPPORTUNITY FUND
                      -------------------------------------

SECURITY DESCRIPTION                                    SHARES       VALUE ($)
--------------------                                    ------       ---------

--------------------------------------------------------------------------------
Trustee Deferred Compensation*
--------------------------------------------------------------------------------

The Flex-funds Highlands Growth Fund                         60             699
The Flex-funds Muirfield Fund                               130             489
The Flex-funds Total Return Utilities Fund                   38             481
Meeder Advisor International Equity Fund                     58             484
                                                                   ------------
Total Trustee Deferred Compensation                (Cost $2,205)          2,153
                                                                   ------------

     # Represents non-income producing securities.

     * Assets of affiliates to the Opportunity Fund held for the benefit of the Fund's Trustees in connection with the Trustee Deferred Compensation Plan.

See accompanying notes to financial statements.

STATEMENTS OF ASSETS & LIABILITIES
DECEMBER 31, 2002
==================================================================================================================

                                                                                      CAPITAL         OPPORTUNITY
                                                                                        FUND              FUND
                                                                                        ----              ----
ASSETS
Investments, at value*                                                              $  8,249,874      $  7,927,962
Trustee deferred compensation investments, at value                                        2,153             2,153
Receivable for securities sold                                                           109,407           115,565
Interest and dividend receivable                                                           6,239             6,039
Prepaid expenses/other assets                                                                183               182
------------------------------------------------------------------------------------------------------------------
Total Assets                                                                           8,367,856         8,051,901
------------------------------------------------------------------------------------------------------------------

LIABILITIES
Payable for securities purchased                                                         100,606           119,909
Payable for Trustee Deferred Compensation Plan                                             2,153             2,153
Payable to investment advisor                                                              1,172               160
Accrued fund accounting fees                                                               1,118             1,062
Accrued administration fees                                                                  373               354
Accrued transfer agent fees                                                                  220               220
Accrued trustee fees                                                                       2,219             2,219
Other accrued liabilities                                                                 15,649            17,369
------------------------------------------------------------------------------------------------------------------
Total Liabilities                                                                        123,510           143,446
------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $  8,244,346      $  7,908,455
------------------------------------------------------------------------------------------------------------------

NET ASSETS
Capital                                                                             $ 10,011,725      $ 10,038,575
Accumulated undistributed net realized gain (loss) from investments                   (1,440,257)       (1,940,226)
Net unrealized appreciation (depreciation) of investments                               (327,122)         (189,894)
------------------------------------------------------------------------------------------------------------------
Total Net Assets                                                                    $  8,244,346      $  7,908,455
------------------------------------------------------------------------------------------------------------------

CAPITAL STOCK OUTSTANDING                                                              1,001,425         1,004,902
  (indefinite number of shares authorized, $0.10 par value)

Net Asset Value and Redemption Price Per Share                                      $       8.23      $       7.87
Maximum Sales Charge                                                                        5.75%             5.75%
Maximum Offering Price Per Share (Net Asset Value/(100% - Maximum Sales Charge))    $       8.73      $       8.35

------------------------------------------------------------------------------------------------------------------
* Securities at cost                                                                $  8,576,996      $  8,117,856
------------------------------------------------------------------------------------------------------------------

See accompanying notes to financial statements.

STATEMENTS OF OPERATIONS
FOR THE PERIOD APRIL 30, 2002* TO DECEMBER 31, 2002
====================================================================================================

                                                                          CAPITAL        OPPORTUNITY
                                                                            FUND            FUND
                                                                            ----            ----
INVESTMENT INCOME
Interest                                                               $      5,357     $      5,878
Dividends                                                                    65,110           89,547
Foreign taxes withheld                                                            0              (51)
----------------------------------------------------------------------------------------------------
Total Investment Income                                                      70,467           95,374
----------------------------------------------------------------------------------------------------

EXPENSES
Investment advisor                                                           58,742           56,799
Fund accounting                                                               8,807            8,519
Administration                                                                2,937            2,840
Transfer agent                                                                1,678            1,678
Trustee                                                                       5,370            5,370
Audit                                                                        12,000           12,000
Custodian                                                                    12,851           19,412
Legal                                                                         1,856            1,856
Insurance                                                                       164              164
Other                                                                         2,600            2,600
----------------------------------------------------------------------------------------------------
Total Expenses Before Reductions                                            107,005          111,238
----------------------------------------------------------------------------------------------------

Investment advisor fees waived                                              (48,263)         (54,439)

----------------------------------------------------------------------------------------------------
Total Net Expenses                                                           58,742           56,799
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Net Investment Income                                                        11,725           38,575
----------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) FROM INVESTMENTS
Net realized gain (loss) from futures contracts                             (83,217)         (29,233)
Net realized gain (loss) from investment transactions                    (1,357,040)      (1,910,993)
Net change in unrealized appreciation (depreciation) of investments        (327,122)        (189,894)
----------------------------------------------------------------------------------------------------
Net Realized and Unrealized Gain (Loss) from Investments                 (1,767,379)      (2,130,120)
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
Net Change in Net Assets Resulting from Operations                     ($ 1,755,654)    ($ 2,091,545)
----------------------------------------------------------------------------------------------------

*  Commencement of operations.

See accompanying notes to financial statements.

STATEMENTS OF CHANGES IN NET ASSETS
FOR THE PERIOD APRIL 30, 2002* TO DECEMBER 31, 2002
=============================================================================================================

                                                                                  CAPITAL        OPPORTUNITY
                                                                                    FUND             FUND
                                                                                    ----             ----

                                                                                    2002             2002

OPERATIONS
Net investment income (loss)                                                    $     11,725     $     38,575
Net realized gain (loss) from investments and futures contracts                   (1,440,257)      (1,940,226)
Net change in unrealized appreciation (depreciation) of investments                 (327,122)        (189,894)
-------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from operations                                (1,755,654)      (2,091,545)
-------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income                                                           (11,725)         (38,575)
-------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from distributions                                (11,725)         (38,575)
-------------------------------------------------------------------------------------------------------------

CAPITAL TRANSACTIONS
Issued                                                                            10,000,000       10,000,000
Reinvested                                                                            11,725           38,575
-------------------------------------------------------------------------------------------------------------
Net change in net assets resulting from capital transactions                      10,011,725       10,038,575
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Total Change in Net Assets                                                         8,244,346        7,908,455
-------------------------------------------------------------------------------------------------------------

Net Assets - Beginning of Period                                                           0                0

-------------------------------------------------------------------------------------------------------------
Net Assets - End of Period                                                      $  8,244,346     $  7,908,455
-------------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------------
Accumulated undistributed (distributions in excess of) net investment income    $          0     $          0
-------------------------------------------------------------------------------------------------------------

SHARE TRANSACTIONS
Issued                                                                             1,000,000        1,000,000
Reinvested                                                                             1,425            4,902
-------------------------------------------------------------------------------------------------------------
Net change in shares                                                               1,001,425        1,004,902
-------------------------------------------------------------------------------------------------------------

*  Commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGH THE PERIOD APRIL 30, 2002* TO DECEMBER 31, 2002
===============================================================================================

                                                                                      CAPITAL
                                                                                        FUND
                                                                                        ----

                                                                                        2002

-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $    10.00
-----------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                      0.01
Net gains (losses) on securities (both realized and unrealized)                           (1.77)
-----------------------------------------------------------------------------------------------
Total from Investment Operations                                                          (1.76)
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                                                (0.01)
-----------------------------------------------------------------------------------------------
Total Distributions                                                                       (0.01)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                       $     8.23
-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge and assumes reinvestment of distributions)(1)       -17.58%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)                                                     $    8,244
Ratio of net expenses to average net assets (2)                                           1.00%
Ratio of net investment income to average net assets (2)                                  0.20%
Ratio of expenses to average net assets before reductions (2)                             1.82%
Portfolio turnover rate (1)                                                             201.87%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
* Commencement of operations.

See accompanying notes to financial statements.

FINANCIAL HIGHLIGHTS
FOR A SHARE OUTSTANDING THROUGH THE PERIOD APRIL 30, 2002* TO DECEMBER 31, 2002
===============================================================================================

                                                                                    OPPORTUNITY
                                                                                        FUND
                                                                                        ----

                                                                                        2002

-----------------------------------------------------------------------------------------------
Net Asset Value, Beginning of Period                                                 $    10.00
-----------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS
Net investment income                                                                      0.04
Net gains (losses) on securities (both realized and unrealized)                           (2.13)
-----------------------------------------------------------------------------------------------
Total from Investment Operations                                                          (2.09)
-----------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS
From net investment income                                                                (0.04)
-----------------------------------------------------------------------------------------------
Total Distributions                                                                       (0.04)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Net Asset Value, End of Period                                                       $     7.87
-----------------------------------------------------------------------------------------------

Total Return (excludes sales charge and assumes reinvestment of distributions)(1)       -20.91%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period ($000)                                                     $    7,908
Ratio of net expenses to average net assets (2)                                           1.00%
Ratio of net investment income to average net assets (2)                                  0.68%
Ratio of expenses to average net assets before reductions (2)                             1.96%
Portfolio turnover rate (1)                                                             279.50%

(1) Not annualized for periods of less than one full year.
(2) Annualized for periods of less than one full year.
* Commencement of operations.

See accompanying notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
DECEMBER 31, 2002
================================================================================

1.   ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Meeder Advisor Funds trust (the "Trust") was organized in 1992 and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. At December 31, 2002, the Trust consisted of seven separate series. The accompanying financial statements relate only to the following Funds: Capital Fund ("Capital") and the Opportunity Fund ("Opportunity") (each a "Fund" and collectively the "Funds").

As of December 31, 2002, 100% of each Funds capital stock outstanding is held by one shareholder.

Use of estimates. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Security valuation. Investments in securities that are traded on stock exchanges are valued at the last sales price as of the close of business of the New York Stock Exchange on the day of valuation or, lacking any sales, at the closing bid prices. Securities traded over-the-counter are valued at the most recent bid price or yield equivalent as obtained from one or more dealers that make markets in such securities. The Funds obtain prices from independent pricing services that use valuation techniques approved by the Board of Trustees ("Trustees").

Money market securities held in the Funds maturing more than sixty days after the valuation date are valued at the last sales price as of the close of business on the day of valuation, or, lacking any sales, at the most recent bid price or yield equivalent as obtained from dealers that make markets in such securities. When such securities are valued within sixty days or less to maturity, the difference between the valuation existing on the sixty-first day before maturity and maturity value is amortized on a straight-line basis to maturity. Securities maturing within sixty days from their date of acquisition are valued at amortized cost.

Futures & options. Each Fund may engage in transactions in financial futures contracts and options contracts in order to manage the risk of unanticipated changes in market values of securities held in the portfolio, or which it intends to purchase. Such transactions may be considered trading activity under GAAP. The expectation is that any gain or loss on such transactions will be substantially offset by any gain or loss on the securities in the underlying portfolio or on those that are being considered for purchase.

To the extent that the Fund enters into futures contracts on an index or group of securities, the Fund exposes itself to an indeterminate liability and will be required to pay or receive a sum of money measured by the change in the value of the index. Upon entering into a futures contract, the Fund is required to deposit an initial margin, which is either cash or securities in an amount equal to a certain percentage of the contract value. Subsequently, the variation margin, which is equal to changes in the daily settlement price or last sale price on the exchanges where they trade, is received or paid. The Funds record realized gains or losses for the daily variation margin.

Call and put option contracts involve the payment of a premium for the right to purchase or sell an individual security or index aggregate at a specified price until the expiration of the contract.

Such transactions expose the Fund to the loss of the premium paid if the Fund does not sell or exercise the contract prior to the expiration date. In the case of a call option, sufficient cash or money market instruments will be segregated to complete the purchase. Options are valued on the basis of the daily settlement price or last sale on the exchanges where they trade and the changes in value are recorded as an unrealized appreciation or depreciation until closed, exercised or expired.

The Funds may write covered call or put options for which premiums received are recorded as liabilities and are subsequently adjusted to current value of the options written. When written options are closed or exercised, premiums received are offset against the proceeds paid, and the Fund records realized gains or losses for the difference. When written options expire, the liability is eliminated, and the Fund records realized gains for the entire amount of premiums received.

Forward currency contracts. The Funds may enter into forward foreign currency exchange contracts ("forwards") for purposes of hedging against either specific transactions or portfolio positions. Forwards are agreements between two parties to exchange currencies at a set price on a future date. The value of forwards fluctuates with changes in currency exchange rates. The forward is marked-to-market daily, and the change in value is recorded by the Fund as unrealized appreciation or depreciation. When the forward is offset by entry into a closing transaction or extinguished by delivery of the currency, the Fund records a realized gain or loss equal to the fluctuation in value during the period the forward was open. Risks may arise upon entering forwards from the potential inability of counterparties to meet the terms of the forwards or from unanticipated fluctuations in the value of the foreign currency relative to the U.S. dollar.

Foreign currency translation. Accounting records of the Funds are maintained in U.S. dollars. The value of securities, other assets and liabilities of the Funds denominated in foreign currency are translated into U.S. dollars at the current exchange rate. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars at the exchange rate on the dates of such transactions. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates from those resulting from changes in market prices of securities held.

Federal income taxes. It is each Fund's policy to continue to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income and net capital gains to its shareholders. Therefore, no federal income tax provision is required.

Distributions to shareholders. Distributions to shareholders are recorded on the ex-dividend date. Each Fund declares and pays dividends from net investment income, if any, on an annual basis. Each Fund distributes net capital gains, if any, on an annual basis.

Distributions from net investment income and from net capital gains are determined in accordance with income tax regulations that may differ from GAAP. These differences are primarily due to deferrals of certain losses, expiring capital loss carryforwards, differing treatments of unrealized gains and losses of futures contracts held by each Fund, and differing treatment of gains and losses realized in transactions denominated in foreign currency. Accordingly, timing differences relating to shareholder distributions are reflected in the components of net assets and permanent book and tax differences relating to shareholder distributions have been reclassified within the components of net assets.

Other. The Funds record security transactions on the trade date. Gains and losses realized from the sale of securities are determined on the specific identification basis. Dividend income is recognized on the ex-dividend date, and interest income (including amortization of premium and accretion of discount) is recognized as earned.

Under a Deferred Compensation Plan (the "Plan"), non-interested Trustees may elect to defer receipt of a portion of their annual compensation. Under the Plan, deferred amounts are invested in the shares of the Meeder Advisor Funds and The Flex-funds. Deferred amounts remain in the Funds until distributed in accordance with the Plan.

2.   INVESTMENT TRANSACTIONS

For the period ended December 31, 2002, the cost of purchases and proceeds from sales or maturities of long-term investments for the Funds were as follows:

                                                PURCHASES          SALES

     Capital Fund                             $ 25,329,228     $ 15,588,716
     Opportunity Fund                           30,631,016       20,787,436

As of December 31, 2002, the aggregate cost basis of investments and unrealized appreciation (depreciation) for federal income tax purposes was as follows:

                      COST BASIS OF   UNREALIZED    UNREALIZED    NET UNREALIZED
                       INVESTMENTS   APPRECIATION  DEPRECIATION   APPRECIATION
                                                                  (DEPRECIATION)

     Capital Fund       $8,692,166    $  264,360    ($ 706,652)    ($ 442,292)
     Opportunity Fund    8,278,786       168,778      (519,602)      (350,824)

3.   AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Meeder Asset Management, Inc. ("MAM"), a wholly-owned subsidiary of Meeder Financial, Inc. ("Meeder"), provides each Fund with investment management, research, statistical and advisory services. Under separate Investment Subadvisory Agreements with MAM, Norwich Union Investment Management Limited ("NUIM") serves as subadvisor to the Funds. NUIM is responsible for the selection of individual portfolio securities for the assets of the Funds.

For such services the Funds pay monthly an annual fee of 1.00% of average daily net assets to MAM.

Mutual Funds Service Co. ("MFSCo"), a wholly-owned subsidiary of Meeder, serves as stock transfer, dividend disbursing and shareholder services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of $15 per active shareholder account or 0.12% of each Fund's average daily net assets. MFSCo is entitled to receive an annual minimum fee of $4,000 for each Fund. For Funds which are subject to an expense cap and are above the expense cap, the basis point fee will be reduced by 0.02%. MFSCo has voluntarily reduced the annual minimum fee to $2,500 for each Fund while it has a single shareholder.

MFSCo provides the Trust with certain administrative services. In compensation for such services, each Fund pays MFSCo an annual fee equal to 0.05% of each Fund's average daily net assets.

MFSCo serves as accounting services agent for each Fund. In compensation for such services, each Fund pays MFSCo an annual fee equal to the greater of:

     a. 0.15% of the first $10 million of average daily net assets, 0.10% of the next $20 million of average daily net assets, 0.02% of the next $50 million of average daily net assets, and 0.01% in excess of $80 million of average daily net assets, or

     b.   $7,500.

MAM has agreed to reduce its fees and/or reimburse expenses during the period of time when each Fund has a single shareholder, to the extent necessary to maintain an annual net fund operating expense ratio of 1.00%. Such reimbursement is limited to the total of fees charged to the Fund by MAM and MFSCo. For the period ended December 31, 2002, MAM waived $48,263 and $54,439 for Capital and Opportunity, respectively.

Pursuant to Rule 12b-1 of the 1940 Act, a mutual fund can adopt a written plan to pay certain expenses out of fund assets relating to the sale and distribution of its shares. The Funds have adopted a distribution plan with Adviser Dealer Services, Inc. (the "Distributor"). Under this distribution plan, each Fund pays the Distributor fees at an annual rate of 0.25% of average daily net assets. Additionally, the Funds have adopted a service plan. Under this service plan, each Fund pays the Distributor fees at an annual rate of 0.25% of average daily net assets. The Distributor has agreed that no distribution and service fees will be paid by each Fund while it has a single shareholder. The Funds' shareholders will be notified when the Funds begin to charge distribution and service fees.

     4.   FEDERAL TAX INFORMATION

The tax characteristics of dividends paid by the Funds during the period ended December 31, 2002 were as follows:

--------------------------------------------
   ORDINARY INCOME TOTAL DIVIDENDS PAID1
--------------------------------------------
Capital Fund        $   11,725    $   11,725
--------------------------------------------
Opportunity Fund        38,575        38,575
--------------------------------------------

As of December 31, 2002, the components of accumulated earnings/(deficit) on a tax basis for the Funds were as follows:

---------------------------------------------------------------------
                        ACCUMULATED                         TOTAL
                        CAPITAL AND      UNREALIZED      ACCUMULATED
                        OTHER GAINS     APPRECIATION/     EARNINGS/
                        AND (LOSSES)   (DEPRECIATION)2    (DEFICIT)
---------------------------------------------------------------------
Capital Fund           $ (1,325,087)    $   (442,292)    $ (1,767,379)
---------------------------------------------------------------------
Opportunity Fund         (1,779,296)        (350,824)      (2,130,120)
---------------------------------------------------------------------

For federal income tax purposes, the Funds have capital loss carryforwards as of December 31, 2002, which are available to offset future capital gains, if any. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

                                          AMOUNT              EXPIRES
Capital Fund                            $1,176,124              2010
Opportunity Fund                         1,779,296              2010

Under current tax laws, net capital losses incurred after October 31, within a Fund's fiscal year are deemed to arise on the first business day of the following fiscal year for tax purposes. For the period ended December 31, 2002, the Capital Fund deferred post October losses of $148,963.

1 Total dividends paid may differ from the amount reported in the Statement of Changes in Net Assets because for tax purposes dividends are recognized when actually paid.

2 The difference between book- and tax-basis unrealized appreciation/ (depreciation) are attributable primarily to: deferral of losses on wash sales, the realization for tax purposes of unrealized gains/(losses) on certain derivative instruments, and the realization for tax purposes of unrealized gains/(losses) on investments in passive foreign investment companies.

                          INDEPENDENT AUDITORS' REPORT

To the Shareholders and Board of Trustees of the Meeder Advisor Funds Trust:

We have audited the accompanying statements of assets and liabilities of The Capital Fund and The Opportunity Fund (collectively, the Funds), including the schedules of portfolio investments, as of December 31, 2002, and the related statements of operations, statements of changes in net assets and the financial highlights for each of the periods indicated herein. These financial statements and the financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of securities owned as of December 31, 2002, by confirmation with the custodian, correspondence with brokers and other appropriate audit procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Funds at December 31, 2002, the results of their operations, the changes in their net assets and their financial highlights for each of the periods indicated herein, in conformity with accounting principles generally accepted in the United States of America.


KPMG LLP
Columbus, Ohio
February 21, 2003

TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------

Certain trustees of the Funds are also officers of Meeder, MAM and MFSCo. The Trustees oversee the management of the Trust and the Funds and elect their officers. The officers are responsible for the Funds' day-to-day operations. The Trustees' and officers' names, addresses, years of birth, positions held with the Trust, and length of service as a Meeder Advisor Funds Trustee are listed below. Also included is each Board member's principal occupation during, at least, the past five years. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Except as otherwise shown, all persons named as Trustees also serve in similar capacities for all other mutual funds advised by MAM, including Meeder Advisor Funds, The Flex-funds, and the corresponding portfolios of Meeder Advisor Funds and The Flex-funds (collectively, the "Fund Complex"). Those Trustees who are "interested persons", as defined in the 1940 Act, by virtue of their affiliation with the Fund Complex are indicated by an asterisk (*).

------------------------------------------------------------------------------------------------------------
NAME, ADDRESS1, AND YEAR OF BIRTH     POSITION AND LENGTH OF SERVICE2     PRINCIPAL OCCUPATION DURING PAST
                                                                                      FIVE YEARS
------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Sr.*                Trustee and President               Chairman    of    Meeder     Asset
Year of Birth:  1929                                                      Management,  Inc.,  an  investment
                                                                          advisor;  Chairman and Director of
                                                                          Mutual  Funds   Service  Co.,  the
                                                                          Fund  Complex's   transfer  agent;
                                                                          Director    of   Adviser    Dealer
                                                                          Services,     Inc.,    the    Fund
                                                                          Complex's Distributor.
------------------------------------------------------------------------------------------------------------
Milton S. Bartholomew                 Trustee                             Retired;   formerly  a  practicing
Year of Birth:  1929                                                      attorney   in   Columbus,    Ohio;
                                                                          member   of  the  Fund   Complex's
                                                                          Audit Committee.
------------------------------------------------------------------------------------------------------------
Roger D. Blackwell                    Trustee                             Professor   of    Marketing    and
Year of Birth:  1940                                                      Consumer Behavior,  The Ohio State
                                                                          University;      President      of
                                                                          Blackwell   Associates,   Inc.,  a
                                                                          strategic consulting firm.
------------------------------------------------------------------------------------------------------------
Robert S. Meeder, Jr.*                Trustee and Vice President          President    of    Meeder    Asset
Year of Birth:  1961                                                      Management, Inc.
------------------------------------------------------------------------------------------------------------
Walter L. Ogle                        Trustee                             Retired;  formerly  Executive Vice
Year of Birth:  1937                                                      President  of Aon  Consulting,  an
                                                                          employee    benefits    consulting
                                                                          group;    member   of   the   Fund
                                                                          Complex's Audit Committee.
------------------------------------------------------------------------------------------------------------
Charles A. Donabedian                 Trustee                             President,    Winston   Financial,
Year of Birth:  1943                                                      Inc.,  which provides a variety of
                                                                          marketing  consulting  services to
                                                                          investment  management  companies;
                                                                          CEO,  Winston  Advisors,  Inc., an
                                                                          investment advisor;  member of the
                                                                          Fund Complex's Audit Committee.
------------------------------------------------------------------------------------------------------------
James W. Didion                       Trustee                             Retired;  formerly  Executive Vice
Year of Birth:  1930                                                      President  of Core  Source,  Inc.,


------------------------------------------------------------------------------------------------------------
                                                                          an  employee  benefit and Workers'
                                                                          Compensation  administration   and
                                                                          consulting firm (1991 - 1997).
------------------------------------------------------------------------------------------------------------
Jack W. Nicklaus                      Trustee                             Designer,  Nicklaus Design, a golf
Year of Birth:  1961                                                      course  design  firm and  division
                                                                          of The Nicklaus Companies.
------------------------------------------------------------------------------------------------------------

1 The address of each Trustee is 6000 Memorial Drive, Dublin, OH 43017.
2 Each Trustee serves for an indefinite term, until his or her resignation, death, or removal.
* Robert S. Meeder, Sr. is deemed an "interested person" of the Trust by virtue of his position as Chairman of Meeder Asset Management, Inc., the Advisor of the Funds. Robert S. Meeder, Jr. is deemed an "interested person" of the Trust by virtue of his position as President of Meeder Asset Management, Inc., the Advisor of the Funds.

                    ----------------------------------------
                    MANAGER AND INVESTMENT ADVISOR:
                    6000 Memorial Drive
                    P.O. Box 7177
                    Dublin, Ohio 43017

                    SUBADVISOR
                    Norwich Union Investment Management
                    31 Milk Street, Suite 1111
                    Boston, MA  02109

                    BOARD OF TRUSTEES
                    Milton S. Bartholomew
                    Dr. Roger D. Blackwell
                    James Didion
                    Charles Donabedian
                    Robert S. Meeder, Sr.
                    Robert S. Meeder, Jr.
                    Jack Nicklaus II
                    Walter L. Ogle

                    CUSTODIAN
                    U.S. Bank, N.A.
                    Cincinnati, Ohio  45201

                    TRANSFER AGENT DIVIDEND DISBURSING AGENT
                    Mutual Funds Service Co.
                    6000 Memorial Drive
                    Dublin, Ohio 43017

                    AUDITORS
                    KPMG LLP
                    Columbus, Ohio  43215
                    ----------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

Meeder
     Advisor Funds
     6000 Memorial Drive, P.O. Box 7177
     Dublin, Ohio 43017 Toll Free 800-494-3539

     Distributed by Adiser Dealer Services, Inc.

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